Shareholder Report, Holdings (Details)	Jun. 30, 2024
Fidelity Emerging Markets Debt Central Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Emerging Markets Debt Central Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Emerging Markets Debt Central Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Emerging Markets Debt Central Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Emerging Markets Debt Central Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Emerging Markets Debt Central Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Emerging Markets Debt Central Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Emerging Markets Debt Central Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Emerging Markets Debt Central Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Emerging Markets Debt Central Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Emerging Markets Debt Central Fund | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Emerging Markets Debt Central Fund | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Fidelity Emerging Markets Debt Central Fund | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	20.60%
Fidelity Emerging Markets Debt Central Fund | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	24.00%
Fidelity Emerging Markets Debt Central Fund | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	17.20%
Fidelity Emerging Markets Debt Central Fund | QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Fidelity Emerging Markets Debt Central Fund | QDDMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Emerging Markets Debt Central Fund | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Emerging Markets Debt Central Fund | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Emerging Markets Debt Central Fund | Mexico
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Fidelity Emerging Markets Debt Central Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Emerging Markets Debt Central Fund | Brazil
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Fidelity Emerging Markets Debt Central Fund | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Fidelity Emerging Markets Debt Central Fund | Turkey
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Emerging Markets Debt Central Fund | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Emerging Markets Debt Central Fund | Colombia
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Emerging Markets Debt Central Fund | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Emerging Markets Debt Central Fund | Chile
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Emerging Markets Debt Central Fund | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	48.80%
Fidelity Emerging Markets Debt Central Fund | AAForeignGovernmentandGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	45.00%
Fidelity Emerging Markets Debt Central Fund | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	44.00%
Fidelity Emerging Markets Debt Central Fund | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Emerging Markets Debt Central Fund | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Emerging Markets Debt Central Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Emerging Markets Debt Central Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Emerging Markets Debt Local Currency Central Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Fidelity Emerging Markets Debt Local Currency Central Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Fidelity Emerging Markets Debt Local Currency Central Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Fidelity Emerging Markets Debt Local Currency Central Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Fidelity Emerging Markets Debt Local Currency Central Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Emerging Markets Debt Local Currency Central Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Emerging Markets Debt Local Currency Central Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Emerging Markets Debt Local Currency Central Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Emerging Markets Debt Local Currency Central Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Emerging Markets Debt Local Currency Central Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Emerging Markets Debt Local Currency Central Fund | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Emerging Markets Debt Local Currency Central Fund | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	18.60%
Fidelity Emerging Markets Debt Local Currency Central Fund | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Fidelity Emerging Markets Debt Local Currency Central Fund | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	43.30%
Fidelity Emerging Markets Debt Local Currency Central Fund | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	15.00%
Fidelity Emerging Markets Debt Local Currency Central Fund | Mexico
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Fidelity Emerging Markets Debt Local Currency Central Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	15.50%
Fidelity Emerging Markets Debt Local Currency Central Fund | Brazil
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Fidelity Emerging Markets Debt Local Currency Central Fund | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Fidelity Emerging Markets Debt Local Currency Central Fund | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	24.90%
Fidelity Emerging Markets Debt Local Currency Central Fund | Malaysia
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Fidelity Emerging Markets Debt Local Currency Central Fund | South Africa
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Fidelity Emerging Markets Debt Local Currency Central Fund | Poland
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Emerging Markets Debt Local Currency Central Fund | China
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Emerging Markets Debt Local Currency Central Fund | Czech Republic
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Emerging Markets Debt Local Currency Central Fund | AAForeignGovernmentandGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	83.10%
Fidelity Emerging Markets Debt Local Currency Central Fund | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Emerging Markets Debt Local Currency Central Fund | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Emerging Markets Debt Local Currency Central Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	15.00%